Loans and Allowance for Loan Losses - Schedule of Loans by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	$ 1,541,502	$ 1,422,935
Deferred loan fees and related costs	(596)	(1,050)
Total loans	1,541,502	1,422,935
Commercial and Industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	233,319	219,029
Total loans	233,319	219,029
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	141,208	136,955
Real estate - commercial mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	655,895	639,163
Real estate - residential mortgage
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	349,758	354,017
Installment
Financing Receivable, Allowance for Credit Losses [Line Items]
Total loans, gross	161,918	74,821
Total loans	$ 161,918	$ 74,821